Finance Costs	12 Months Ended
Dec. 31, 2020
Finance Costs
Finance Costs

12.Finance Costs

The Corporation’s finance costs for the year ended December 31, 2020 and 2019 were as follows:

	Year Ended
	December	December
	31, 2020	31, 2019
Finance costs
Accretion	3,106,994	2,665,577
Transaction costs	224,210	—
Interest expense on Convertible Notes	22,162	18,881
Interest expense on leases	34,334	22,819
	$3,387,700	$2,707,277